Income Tax (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit)

The components of income tax expense (benefit) for the three and nine months ended September 30, 2013 and 2012 consisted of the following:

	Three months ended September 30,		Nine months ended September 30,
(Dollar amounts in thousands)	2013	2012	2013	2012
Current tax provision	$1,830	$693	$3,120	$6,163
Deferred tax (benefit) expense	(472)	550	(6,723)	(4,662)

Income tax expense (benefit)	$1,358	$1,243	$(3,603)	$1,501

The components of income tax benefit consisted of the following:

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Current tax provision (benefit)	$6,910	$(7,144)
Deferred tax benefit	(66,568)	(22,083)

Income tax benefit	$(59,658)	$(29,227)

Segregation Income Tax Expense (Benefit) Based on Location of Operations

The following table presents the components of income tax expense (benefit) for the three and nine months ended September 30, 2013 and 2012 and its segregation based on location of operations:

	Three months ended September 30,		Nine months ended September 30,
(Dollar amounts in thousands)	2013	2012	2013	2012
Current tax provision
Puerto Rico	$1,456	$(1)	$1,712	$4,949
United States	24	138	453	481
Foreign countries	350	556	955	733

Total current tax provision	$1,830	$693	$3,120	$6,163

Deferred tax (benefit) expense
Puerto Rico	$(422)	$739	$(6,378)	$(4,166)
United States	(1)	(34)	(3)	(34)
Foreign countries	(49)	(155)	(342)	(462)

Total deferred tax (benefit) expense	$(472)	$550	$(6,723)	$(4,662)

The following table presents the segregation of income tax benefit based on location of operations:

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Current tax provision (benefit)
Puerto Rico	$4,661	$(9,521)
United States	622	385
Foreign countries	1,627	1,992

Total current tax provision (benefit)	$6,910	$(7,144)

Deferred tax benefit
Puerto Rico	$(65,822)	$(21,479)
United States	(38)	—
Foreign countries	(708)	(604)

Total deferred tax benefit	$(66,568)	$(22,083)

Income Tax Expense (benefit) Differs from Computed Income Tax at Statutory Rates

The income tax (benefit) expense differs from the amount computed by applying the Puerto Rico statutory income tax rate to the income before income taxes as a result of the following:

	Three months ended September 30,		Nine months ended September 30,
(Dollar amounts in thousands)	2013	2012	2013	2012
Computed income tax at statutory rates	$6,302	$1,057	$(18,823)	$1,583
Benefit of net tax-exempt interest income	(26)	(4)	(120)	(8)
Adjustment to deferred taxes due to changes in enacted tax rate	—	—	1,441	—
Differences in tax rates due to multiple jurisdictions	(287)	29	329	280
Effect of income subject to tax-exemption grant	(4,924)	475	14,058	(130)
Reversal of tax uncertainties reserve	—	—	(846)	(640)
Fair value adjustment of indemnification assets	—	(98)	—	266
Tax benefit CONTADO dividend	—	(123)	—	(123)
Tax expense due to change in estimate	191	—	191	—
Effect of net operating losses in foreign entities	162	—	162	278
Other	(60)	(93)	5	(5)

Income tax expense (benefit)	$1,358	$1,243	$(3,603)	$1,501

The income tax benefit differs from the amount computed by applying the Puerto Rico statutory income tax rate to the income before income taxes as a result of the following:

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Computed income tax at statutory rates	$5,313	$(1,504)
Benefit of net tax-exempt interest income	(13)	(23)
Benefit of net tax-exempt dividend income	—	(620)
Non taxable loss on settlement of derivative asset	—	420
Tax expense (benefit) due to a change in estimate	320	(2,416)
Adjustment to DTL due to changes in enacted tax rate and tax grant	(66,423)	(23,813)
Effect of net operating losses in effective tax rate	1,012	—
Differences in tax rates due to multiple jurisdictions	720	285
Effect of income subject to tax-exemption grant	(58)	(1,737)
Reversal of tax uncertainties reserve	(707)	—
Fair value adjustment of indemnification assets	340	(288)
Tax expense of CONTADO dividend	—	81
Tax uncertainties reserve	—	250
Other	(162)	138

Income tax benefit	$(59,658)	$(29,227)

Components of Deferred Tax Assets and Liabilities

The following table presents the components of the Company’s deferred tax assets and liabilities:

	December 31,
(Dollar amounts in thousands)	2012	2011
Deferred tax assets
Allowance for doubtful accounts	$307	$540
Net operating loss	7,141	10,444
Unfavorable contract liability	—	211
Other temporary assets	399	909

Total gross deferred tax assets	7,847	12,104

Deferred tax liabilities (“DTL”)
Deferred compensation	$768	$2,915
Difference between the assigned values and the tax basis of assets and liabilities recognized in purchase	28,871	90,766
Debt issue cost	2,353	8,513
Other temporary liabilities	(333)	218

Total gross deferred tax liabilities	31,659	102,412

Deferred tax liability, net	$(23,812)	$(90,308)

Reconciliation of Unrecognized Tax Benefits, Including Accrued Interest

The reconciliation of unrecognized tax benefits, including accrued interest, was as follows:

(Dollar amounts in thousands)
Balance as of December 31, 2010	$1,222
Accrued estimated interest	281

Balance as of December 31, 2011	1,503
Foreign currency translation adjustment	7
Reversal of tax uncertainties reserve	(707)
Accrued estimated interest	25

Balance as of December 31, 2012	$828